As filed with the Securities and Exchange Commission on 2/28/07

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21761

KEELEY FUNDS, INC.
(Exact name of registrant as specified in charter)

KEELEY FUNDS, INC.
401 S. LASALLE ST.
SUITE 1201
CHICAGO, IL 60605
(Address of principal executive offices) (Zip code)

STEVE GOODMAN
MELTZER, PURTILL & STELLE, LLC
1515 E. WOODFIELD RD.
2ND FLOOR
SCHAUMBURG, IL 60173
(Name and address of agent for service)

312-786-5000
Registrant's telephone number, including area code

Date of fiscal year end: 9/30/07

Date of reporting period: 12/31/06

Item 1. Schedule of Investments.

KEELEY ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006 (Unaudited)

Shares	COMMON STOCKS - 98.7%	Value

	Aerospace & Defense - 4.5%
19,000	Hexcel Corp. *	$330,790
7,500	Honeywell International, Inc.	339,300
15,400	KBR, Inc. *	402,864
		1,072,954

	Business Services - 1.3%
7,800	Fidelity National Information Services	312,702

	Capital Markets - 1.3%
5,500	Ameriprise Financial, Inc.	299,750

	Chemicals - 2.7%
4,500	Ashland, Inc.	311,310
4,400	FMC Corp.	336,820
		648,130

	Commercial Services & Supplies - 1.5%
5,500	The Brink's Co.	351,560

	Construction & Engineering - 5.8%
11,500	Chicago Bridge & Iron Co N.V.	314,410
5,900	Foster Wheeler Ltd. *	325,326
22,000	Integrated Electrical Services *	391,380
6,500	McDermott International, Inc. *	330,590
		1,361,706

	Construction Materials - 2.9%
3,500	Martin Marietta Materials, Inc.	363,685
5,000	Texas Industries, Inc.	321,150
		684,835

	Containers & Packaging - 1.5%
7,500	Temple-Inland, Inc.	345,225

	Diversified Financial Services - 5.4%
6,500	J.P. Morgan Chase & Co.	313,950
4,000	Nymex Holdings, Inc. *	496,040
4,800	NYSE Group, Inc. *	466,560
		1,276,550

	Electric Utilities - 1.3%
6,500	Allete, Inc.	302,510

	Electrical Equipment - 4.9%
32,000	NU Horizons Electronics Corp. *	329,280
5,000	Regal-Beloit Corp.	262,550
36,000	Richardson Electronics Ltd.	327,960
4,000	Rockwell Automation, Inc.	244,320
		1,164,110

Shares		Value

	Energy Equipment & Services - 2.6%
10,000	Halliburton Co.	310,500
9,500	Helix Energy Solutions Group, Inc. *	298,015
		608,515

	Hotels Restaurants & Leisure - 4.5%
4,000	Las Vegas Sands Corp. *	357,920
7,500	Orient-Express Hotels Ltd.	354,900
11,000	Wyndham Worldwide Corp. *	352,220
		1,065,040

	Household Durables - 2.8%
3,900	Fortune Brands, Inc.	333,021
11,000	Newell Rubbermaid, Inc.	318,450
		651,471

	Industrial Conglomerates - 4.2%
3,500	Textron, Inc.	328,195
10,000	Tyco International Ltd.	304,000
13,000	Walter Industries, Inc.	351,650
		983,845

	Insurance - 2.5%
15,000	Conseco, Inc. *	299,700
6,000	Unitrin, Inc.	300,660
		600,360

	IT Services - 1.7%
4,000	Mastercard, Inc.	393,960

	Machinery - 12.9%
9,500	American Railcar Industries, Inc.	323,380
8,500	Crane Co.	311,440
6,000	Dover Corp.	294,120
14,000	LB Foster Co. *	362,740
7,700	Ingersoll-Rand Co. Ltd.	301,301
6,000	ITT Industries, Inc.	340,920
7,000	Joy Global, Inc.	338,380
21,200	Mueller Water Products, Inc. Class A	315,244
11,567	Mueller Water Products, Inc. Class B	172,348
10,000	Timken Co.	291,800
		3,051,673

	Management Consulting Services - 1.4%
18,000	ABB Ltd. ADR	323,640

	Materials - 1.5%
14,000	Koppers Holdings, Inc.	364,980

	Media - 4.4%
85,000	APAC Customer Services, Inc. *	318,750
13,000	Idearc, Inc.	372,450
5,000	The McGraw-Hill Co., Inc.	340,100
		1,031,300

Shares		Value

	Metals & Mining - 5.1%
3,600	Allegheny Technologies, Inc.	326,448
6,500	Chaparral Steel Co.	287,755
11,000	Commercial Metals Co.	283,800
4,200	United States Steel Corp.	307,188
		1,205,191

	Multiline Retail - 2.6%
8,500	Dillard's, Inc.	297,245
8,000	Federated Department Stores, Inc.	305,040
		602,285

	Multi-Utilities - 1.5%
10,500	Duke Energy Corp.	348,705

	Oil & Gas - 8.9%
10,000	CNX Gas Corp. *	255,000
9,000	Comstock Resources, Inc. *	279,540
22,000	EXCO Resources, Inc. *	372,020
50,000	ICO, Inc. *	282,000
25,000	Petrohawk Energy Corp. *	287,500
7,000	Pioneer Natural Resources Co.	277,830
19,500	Tesco Corp. *	344,565
		2,098,455

	Road & Rail - 2.4%
11,500	Genesee & Wyoming, Inc. *	301,760
3,000	Union Pacific Corp.	276,060
		577,820

	Thrifts & Mortgage Finance - 1.3%
22,000	Hudson City Bancorp, Inc.	305,360

	Specialty Retail - 2.7%
22,000	PEP Boys-Manny, Moe & Jack	326,920
40,000	Sally Beauty Holdings, Inc. *	312,000
		638,920

	Textiles, Apparel & Luxury Goods - 1.3%
13,000	Hanesbrands, Inc. *	307,060

	Trading Companies & Distributors - 1.3%
14,500	Houston Wire & Cable Co. *	303,050

	TOTAL COMMON STOCKS (Cost $21,309,793)	$23,281,662

Principal
Amount	SHORT TERM INVESTMENTS - 1.3%	Value
	Variable Rate Demand Notes - 1.3% #
$314,200	U.S. Bank, N.A., 5.07%	$314,200

	TOTAL SHORT TERM INVESTMENTS (Cost $314,200)	$314,200

	Total Investments (Cost $21,623,993) - 100.0%	$23,595,862
	Other Assets in Excess of Liabilities - 0.0%	4,691
	TOTAL NET ASSETS - 100.0%	$23,600,553

Percentages are stated as a percent of net assets.
*	Non Income Producing.
ADR	American Depository Receipt.
#	Variable rate demand notes are considered short-term obligations and
	are payable on demand. Interest rates change periodically on specified
	dates. The rates shown are as of December 31, 2006.

The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows[1]:

Cost of investments	$21,623,993

Gross unrealized appreciation	2,279,177
Gross unrealized depreciation	(307,308)
Net unrealized appreciation	$1,971,869

[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Fund’s most recent semi-annual or annual report.

KEELEY MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006 (Unaudited)

Shares	COMMON STOCKS - 99.2%	Value

	Aerospace & Defense - 2.4%
55,000	KBR, Inc. *	$1,438,800

	Business Services - 1.9%
27,407	Fidelity National Information Services, Inc.	1,098,747

	Capital Markets - 5.8%
21,000	Ameriprise Financial, Inc.	1,144,500
55,000	Janus Capital Group, Inc.	1,187,450
41,000	Jefferies Group, Inc.	1,099,620
		3,431,570

	Chemicals - 4.3%
17,000	Ashland, Inc.	1,176,060
18,000	FMC Corp.	1,377,900
		2,553,960

	Commercial Services & Supplies - 4.0%
19,500	The Brink's Co.	1,246,440
39,000	PHH Corp. *	1,125,930
		2,372,370

	Construction & Engineering - 4.3%
44,000	Chicago Bridge & Iron Co. N.V.	1,202,960
25,000	Foster Wheeler Ltd. *	1,378,500
		2,581,460

	Construction Materials - 4.8%
14,000	Martin Marietta Materials, Inc.	1,454,740
22,000	Texas Industries, Inc.	1,413,060
		2,867,800

	Consumer Finance - 1.9%
36,500	MoneyGram International, Inc.	1,144,640

	Containers & Packaging - 1.9%
24,000	Temple-Inland, Inc.	1,104,720

	Diversified Financial Services - 6.0%
21,500	CIT Group, Inc.	1,199,055
42,000	Leucadia National Corp.	1,184,400
9,500	Nymex Holdings, Inc. *	1,178,095
		3,561,550

	Electric Utilities - 5.7%
24,500	Allegheny Energy, Inc. *	1,124,795
22,000	Allete, Inc.	1,023,880
40,000	Mirant Corp. *	1,262,800
		3,411,475

	Electrical Equipment - 1.8%
23,000	Thomas & Betts Corp. *	1,087,440

Shares		Value

	Energy Equipment & Services - 1.9%
18,000	FMC Technologies, Inc. *	1,109,340

	Hotels Restaurants & Leisure - 4.0%
23,500	Gaylord Entertainment Co. *	1,196,855
37,000	Wyndham Worldwide Corp. *	1,184,740
		2,381,595

	Household Durables - 1.9%
38,000	Newell Rubbermaid, Inc.	1,100,100

	Industrial Conglomerates - 3.9%
39,000	Tyco International Ltd.	1,185,600
41,000	Walter Industries, Inc.	1,109,050
		2,294,650

	Insurance - 3.6%
51,000	Conseco, Inc. *	1,018,980
52,000	Covanta Holding Corp. *	1,146,080
		2,165,060

	Machinery - 16.2%
28,500	Crane Co.	1,044,240
22,000	Dover Corp.	1,078,440
29,000	Ingersoll-Rand Co. Ltd.	1,134,770
21,500	ITT Industries, Inc.	1,221,630
32,000	Joy Global, Inc.	1,546,880
70,000	Mueller Water Products, Inc. Class B	1,043,000
22,500	Terex Corp. *	1,453,050
37,500	Timken Co.	1,094,250
		9,616,260

	Media - 2.2%
46,000	Idearc, Inc.	1,317,900

	Metals & Mining - 1.8%
42,500	Commercial Metals Co.	1,096,500

	Multi-Utilities - 2.0%
36,000	Duke Energy Corp.	1,195,560

	Oil & Gas - 9.2%
34,000	Chesapeake Energy Corp.	987,700
40,500	CNX Gas Corp. *	1,032,750
27,000	Pioneer Natural Resources Co.	1,071,630
25,500	Plains Exploration & Production Co. *	1,212,015
31,000	Quicksilver Resources, Inc. *	1,134,290
		5,438,385

Shares		Value

	Real Estate - 1.9%
21,000	The St Joe Co.	1,124,970

	Road & Rail - 2.0%
40,000	Kansas City Southern *	1,159,200

	Textiles, Apparel & Luxury Goods - 1.9%
48,000	Hanesbrands, Inc. *	1,133,760

	Thrifts & Mortgage Finance - 1.9%
81,000	Hudson City Bancorp, Inc.	1,124,280

	TOTAL COMMON STOCKS (Cost $52,620,051)	$58,912,092

Principal
Amount	SHORT TERM INVESTMENTS - 1.2%	Value
	Variable Rate Demand Notes - 1.2% #
$728,500	U.S. Bank, N.A., 5.07%	$728,500

	TOTAL SHORT TERM INVESTMENTS (Cost $728,500)	728,500

	Total Investments (Cost $53,348,551) - 100.4%	$59,640,592
	Liabilities in Excess of Other Assets - (0.4)%	(273,764)
	TOTAL NET ASSETS - 100.0%	$59,366,828

Percentages are stated as a percent of net assets.
*	Non Income Producing.
#	Variable rate demand notes are considered short-term obligations and
	are payable on demand. Interest rates change periodically on specified
	dates. The rates shown are as of December 31, 2006.

The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows[1]:

Cost of investments	$53,348,551

Gross unrealized appreciation	6,814,890
Gross unrealized depreciation	(522,849)
Net unrealized appreciation	$6,292,041

[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Keeley Funds, Inc.

By (Signature and Title)   /s/ John L. Keeley
John L. Keeley, President

Date 2/23/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John L. Keeley
John L. Keeley, President

Date 2/23/07

By (Signature and Title)* /s/ Emily Viehweg
Emily Viehweg, Treasurer

Date 2/23/07